Loss Per Share (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Per Share Details Abstract
Number of shares and loss used in the computation of basic and diluted loss per share, Weighted number of shares					32,525	26,693	22,953
Number of shares and loss used in the computation of basic and diluted loss per share, Loss	$ 2,965	$ 3,462	$ 3,142	$ 4,638	$ 6,339	$ 8,257	$ 6,243